Income Taxes - Unrecognized tax benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at October 1	$ 51	$ 83
Reductions due to lapse of statute of limitations	(51)	(32)
Unrecognized tax benefits at September 30	$ 0	$ 51